Related Party Transactions - Drilling Services (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014 Bison	Mar. 31, 2014 Bison drilling_rig	Jun. 30, 2013 Bison	Mar. 31, 2013 Bison	Jun. 30, 2014 Bison drilling_rig	Jun. 30, 2013 Bison	Dec. 31, 2013 Bison drilling_rig	Dec. 31, 2012 Bison	Dec. 31, 2011 Bison	Sep. 09, 2013 Panther Drilling [Member]	Jun. 30, 2014 Panther Drilling [Member]	Mar. 31, 2014 Panther Drilling [Member]	Jun. 30, 2014 Panther Drilling [Member]	Dec. 31, 2013 Panther Drilling [Member]
Related Party Transaction
Number of drilling rigs committed to use during the period		2			2		2
Number of drilling rigs		1			1		1
Agreement termination, written notice period		30 days			30 days		30 days			30 days		30 days	30 days
Related party incurred costs	$ 985,000	$ 1,510,000	$ 4,659,000	$ 4,968,000	$ 2,495,000	$ 9,627,000	$ 13,921,000	$ 16,040,000	$ 16,357,000		$ 57,000	$ 248,000	$ 305,000	$ 176,000
Amount owed to related party	$ 56,000	$ 313,000			$ 56,000		$ 0	$ 120,000			$ 11,000	$ 0	$ 11,000	$ 0